Reconciliations of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2023
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
34	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Subsidiary acquired	Proceeds from borrowings	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM	RM

2023
Bank borrowings	443,174	-	-	(120,575)	13,954	(13,954)	322,599
Lease liabilities	744,959	-	886,093	(375,712)	30,288	(30,288)	1,255,340
Other borrowings	649,699	-	-	(49,699)	46,562	(46,562)	600,000
	1,837,832	-	886,093	(545,986)	90,804	(90,804)	2,177,939

	At beginning of year	Subsidiary acquired	Proceeds from borrowings	Principal payments	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM	RM

2022
Bank borrowings	542,384	-	-	(99,210)	25,560	(25,560)	443,174
Lease liabilities	-	-	952,191	(207,232)	24,768	(24,768)	744,959
Other borrowings	668,608	-	-	(18,909)	-	-	649,699
	1,210,992	-	952,191	(325,351)	50,328	(50,328)	1,837,832